Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Capital Trust
Entity Central Index Key	0000275309
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Fund
Class Name	Fidelity® Value Fund
Trading Symbol	FDVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Fund	$ 38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
Net Assets	$ 9,694,463,682
Holdings Count | shares	202
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$9,694,463,682
Number of Holdings	202
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 16.6 Health Care 10.7 Information Technology 10.4 Consumer Discretionary 8.4 Energy 7.9 Real Estate 6.9 Utilities 5.6 Materials 4.1 Consumer Staples 2.7 Communication Services 1.3 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 88.2 Canada 4.5 United Kingdom 1.6 Germany 1.1 France 1.0 Israel 0.8 Portugal 0.6 Puerto Rico 0.6 Hong Kong 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.2 Canada - 4.5 United Kingdom - 1.6 Germany - 1.1 France - 1.0 Israel - 0.8 Portugal - 0.6 Puerto Rico - 0.6 Hong Kong - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.1 Sandisk Corp/DE 1.4 PG&E Corp 1.3 Iron Mountain Inc 1.2 SS&C Technologies Holdings Inc 1.1 Delta Air Lines Inc 1.0 Apollo Global Management Inc 1.0 Equinix Inc 0.9 Eversource Energy 0.9 LPL Financial Holdings Inc 0.9 12.8
Fidelity Value Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Fund
Class Name	Fidelity® Value Fund Class K
Trading Symbol	FVLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 9,694,463,682
Holdings Count | shares	202
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$9,694,463,682
Number of Holdings	202
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 16.6 Health Care 10.7 Information Technology 10.4 Consumer Discretionary 8.4 Energy 7.9 Real Estate 6.9 Utilities 5.6 Materials 4.1 Consumer Staples 2.7 Communication Services 1.3 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 88.2 Canada 4.5 United Kingdom 1.6 Germany 1.1 France 1.0 Israel 0.8 Portugal 0.6 Puerto Rico 0.6 Hong Kong 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.2 Canada - 4.5 United Kingdom - 1.6 Germany - 1.1 France - 1.0 Israel - 0.8 Portugal - 0.6 Puerto Rico - 0.6 Hong Kong - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.1 Sandisk Corp/DE 1.4 PG&E Corp 1.3 Iron Mountain Inc 1.2 SS&C Technologies Holdings Inc 1.1 Delta Air Lines Inc 1.0 Apollo Global Management Inc 1.0 Equinix Inc 0.9 Eversource Energy 0.9 LPL Financial Holdings Inc 0.9 12.8
Fidelity Stock Selector Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity® Stock Selector Small Cap Fund
Trading Symbol	FDSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Small Cap Fund	$ 47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 6,913,518,357
Holdings Count | shares	228
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.8 Health Care 15.8 Information Technology 15.4 Financials 14.4 Consumer Discretionary 9.8 Energy 6.3 Materials 5.6 Real Estate 4.9 Utilities 2.1 Consumer Staples 1.8 Communication Services 0.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 88.5 Canada 3.8 Thailand 2.1 United Kingdom 1.2 Japan 1.2 Puerto Rico 1.0 Netherlands 0.7 Chile 0.4 Israel 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.5 Canada - 3.8 Thailand - 2.1 United Kingdom - 1.2 Japan - 1.2 Puerto Rico - 1.0 Netherlands - 0.7 Chile - 0.4 Israel - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.5 Advanced Energy Industries Inc 2.1 Fabrinet 1.7 Sanmina Corp 1.7 FirstCash Holdings Inc 1.6 TD SYNNEX Corp 1.2 Weatherford International PLC 1.1 Terex Corp 1.1 First BanCorp/Puerto Rico 1.0 Nextpower Inc Class A 1.0 15.0
Fidelity Advisor Stock Selector Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class Z
Trading Symbol	FSSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 6,913,518,357
Holdings Count | shares	228
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.8 Health Care 15.8 Information Technology 15.4 Financials 14.4 Consumer Discretionary 9.8 Energy 6.3 Materials 5.6 Real Estate 4.9 Utilities 2.1 Consumer Staples 1.8 Communication Services 0.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 88.5 Canada 3.8 Thailand 2.1 United Kingdom 1.2 Japan 1.2 Puerto Rico 1.0 Netherlands 0.7 Chile 0.4 Israel 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.5 Canada - 3.8 Thailand - 2.1 United Kingdom - 1.2 Japan - 1.2 Puerto Rico - 1.0 Netherlands - 0.7 Chile - 0.4 Israel - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.5 Advanced Energy Industries Inc 2.1 Fabrinet 1.7 Sanmina Corp 1.7 FirstCash Holdings Inc 1.6 TD SYNNEX Corp 1.2 Weatherford International PLC 1.1 Terex Corp 1.1 First BanCorp/Puerto Rico 1.0 Nextpower Inc Class A 1.0 15.0
Fidelity Advisor Stock Selector Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class M
Trading Symbol	FCDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.40%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.40%
Net Assets	$ 6,913,518,357
Holdings Count | shares	228
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.8 Health Care 15.8 Information Technology 15.4 Financials 14.4 Consumer Discretionary 9.8 Energy 6.3 Materials 5.6 Real Estate 4.9 Utilities 2.1 Consumer Staples 1.8 Communication Services 0.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 88.5 Canada 3.8 Thailand 2.1 United Kingdom 1.2 Japan 1.2 Puerto Rico 1.0 Netherlands 0.7 Chile 0.4 Israel 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.5 Canada - 3.8 Thailand - 2.1 United Kingdom - 1.2 Japan - 1.2 Puerto Rico - 1.0 Netherlands - 0.7 Chile - 0.4 Israel - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.5 Advanced Energy Industries Inc 2.1 Fabrinet 1.7 Sanmina Corp 1.7 FirstCash Holdings Inc 1.6 TD SYNNEX Corp 1.2 Weatherford International PLC 1.1 Terex Corp 1.1 First BanCorp/Puerto Rico 1.0 Nextpower Inc Class A 1.0 15.0
Fidelity Advisor Stock Selector Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class I
Trading Symbol	FCDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
Net Assets	$ 6,913,518,357
Holdings Count | shares	228
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.8 Health Care 15.8 Information Technology 15.4 Financials 14.4 Consumer Discretionary 9.8 Energy 6.3 Materials 5.6 Real Estate 4.9 Utilities 2.1 Consumer Staples 1.8 Communication Services 0.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 88.5 Canada 3.8 Thailand 2.1 United Kingdom 1.2 Japan 1.2 Puerto Rico 1.0 Netherlands 0.7 Chile 0.4 Israel 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.5 Canada - 3.8 Thailand - 2.1 United Kingdom - 1.2 Japan - 1.2 Puerto Rico - 1.0 Netherlands - 0.7 Chile - 0.4 Israel - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.5 Advanced Energy Industries Inc 2.1 Fabrinet 1.7 Sanmina Corp 1.7 FirstCash Holdings Inc 1.6 TD SYNNEX Corp 1.2 Weatherford International PLC 1.1 Terex Corp 1.1 First BanCorp/Puerto Rico 1.0 Nextpower Inc Class A 1.0 15.0
Fidelity Advisor Stock Selector Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class C
Trading Symbol	FCDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.90%
Net Assets	$ 6,913,518,357
Holdings Count | shares	228
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.8 Health Care 15.8 Information Technology 15.4 Financials 14.4 Consumer Discretionary 9.8 Energy 6.3 Materials 5.6 Real Estate 4.9 Utilities 2.1 Consumer Staples 1.8 Communication Services 0.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 88.5 Canada 3.8 Thailand 2.1 United Kingdom 1.2 Japan 1.2 Puerto Rico 1.0 Netherlands 0.7 Chile 0.4 Israel 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.5 Canada - 3.8 Thailand - 2.1 United Kingdom - 1.2 Japan - 1.2 Puerto Rico - 1.0 Netherlands - 0.7 Chile - 0.4 Israel - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.5 Advanced Energy Industries Inc 2.1 Fabrinet 1.7 Sanmina Corp 1.7 FirstCash Holdings Inc 1.6 TD SYNNEX Corp 1.2 Weatherford International PLC 1.1 Terex Corp 1.1 First BanCorp/Puerto Rico 1.0 Nextpower Inc Class A 1.0 15.0
Fidelity Advisor Stock Selector Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class A
Trading Symbol	FCDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
Net Assets	$ 6,913,518,357
Holdings Count | shares	228
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$6,913,518,357
Number of Holdings	228
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.8 Health Care 15.8 Information Technology 15.4 Financials 14.4 Consumer Discretionary 9.8 Energy 6.3 Materials 5.6 Real Estate 4.9 Utilities 2.1 Consumer Staples 1.8 Communication Services 0.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 88.5 Canada 3.8 Thailand 2.1 United Kingdom 1.2 Japan 1.2 Puerto Rico 1.0 Netherlands 0.7 Chile 0.4 Israel 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.5 Canada - 3.8 Thailand - 2.1 United Kingdom - 1.2 Japan - 1.2 Puerto Rico - 1.0 Netherlands - 0.7 Chile - 0.4 Israel - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.5 Advanced Energy Industries Inc 2.1 Fabrinet 1.7 Sanmina Corp 1.7 FirstCash Holdings Inc 1.6 TD SYNNEX Corp 1.2 Weatherford International PLC 1.1 Terex Corp 1.1 First BanCorp/Puerto Rico 1.0 Nextpower Inc Class A 1.0 15.0
Fidelity Focused Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity® Focused Stock Fund
Trading Symbol	FTQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused Stock Fund	$ 41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 4,956,008,226
Holdings Count | shares	43
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.7 Industrials 14.5 Communication Services 11.0 Consumer Discretionary 10.9 Health Care 7.4 Financials 7.1 Materials 3.0 Energy 2.5 Utilities 0.5 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.9 Taiwan 4.9 Switzerland 3.7 Canada 2.5 Finland 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Taiwan - 4.9 Switzerland - 3.7 Canada - 2.5 Finland - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 9.5 NVIDIA Corp 8.0 Western Digital Corp 7.4 Amazon.com Inc 5.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Eli Lilly & Co 4.3 Cummins Inc 4.1 TE Connectivity PLC 3.7 Intel Corp 3.5 Corning Inc 3.2 54.4
Fidelity Disciplined Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Disciplined Equity Fund
Class Name	Fidelity® Disciplined Equity Fund
Trading Symbol	FDEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disciplined Equity Fund	$ 39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 2,274,835,515
Holdings Count | shares	118
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,274,835,515
Number of Holdings	118
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.2 Industrials 17.9 Communication Services 13.2 Financials 9.4 Consumer Discretionary 6.8 Health Care 5.8 Energy 3.5 Materials 2.9 Consumer Staples 2.0 Real Estate 1.4 Utilities 0.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 97.0 Taiwan 1.3 Canada 0.8 United Kingdom 0.5 Netherlands 0.2 Japan 0.2 Australia 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 Taiwan - 1.3 Canada - 0.8 United Kingdom - 0.5 Netherlands - 0.2 Japan - 0.2 Australia - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.7 Amazon.com Inc 5.1 Alphabet Inc Class A 4.8 Microsoft Corp 4.3 Alphabet Inc Class C 3.9 Broadcom Inc 3.8 Meta Platforms Inc Class A 3.2 Apple Inc 2.5 Western Digital Corp 2.4 GE Aerospace 2.3 42.0
Fidelity Disciplined Equity Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Disciplined Equity Fund
Class Name	Fidelity® Disciplined Equity Fund Class K
Trading Symbol	FDEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 2,274,835,515
Holdings Count | shares	118
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,274,835,515
Number of Holdings	118
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.2 Industrials 17.9 Communication Services 13.2 Financials 9.4 Consumer Discretionary 6.8 Health Care 5.8 Energy 3.5 Materials 2.9 Consumer Staples 2.0 Real Estate 1.4 Utilities 0.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 97.0 Taiwan 1.3 Canada 0.8 United Kingdom 0.5 Netherlands 0.2 Japan 0.2 Australia 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 Taiwan - 1.3 Canada - 0.8 United Kingdom - 0.5 Netherlands - 0.2 Japan - 0.2 Australia - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.7 Amazon.com Inc 5.1 Alphabet Inc Class A 4.8 Microsoft Corp 4.3 Alphabet Inc Class C 3.9 Broadcom Inc 3.8 Meta Platforms Inc Class A 3.2 Apple Inc 2.5 Western Digital Corp 2.4 GE Aerospace 2.3 42.0
Fidelity Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital Appreciation Fund
Class Name	Fidelity® Capital Appreciation Fund
Trading Symbol	FDCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital Appreciation Fund	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 7,616,085,255
Holdings Count | shares	167
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,616,085,255
Number of Holdings	167
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.7 Industrials 12.6 Communication Services 11.5 Consumer Discretionary 11.0 Financials 10.2 Energy 7.1 Consumer Staples 5.2 Health Care 4.2 Materials 3.9 Real Estate 1.5 Utilities 0.8 Common Stocks 98.9 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 87.9 Canada 2.5 Taiwan 2.5 Korea (South) 1.9 United Kingdom 1.6 Brazil 1.6 Germany 0.9 Australia 0.5 Netherlands 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 2.5 Taiwan - 2.5 Korea (South) - 1.9 United Kingdom - 1.6 Brazil - 1.6 Germany - 0.9 Australia - 0.5 Netherlands - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.4 Amazon.com Inc 6.6 Alphabet Inc Class A 4.9 Microsoft Corp 3.3 Apple Inc 3.2 Western Digital Corp 2.9 Meta Platforms Inc Class A 2.9 Alphabet Inc Class C 2.7 Seagate Technology Holdings PLC 2.4 Allison Transmission Holdings Inc 2.1 39.4
Fidelity Capital Appreciation Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital Appreciation Fund
Class Name	Fidelity® Capital Appreciation Fund Class K
Trading Symbol	FCAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 7,616,085,255
Holdings Count | shares	167
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,616,085,255
Number of Holdings	167
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.7 Industrials 12.6 Communication Services 11.5 Consumer Discretionary 11.0 Financials 10.2 Energy 7.1 Consumer Staples 5.2 Health Care 4.2 Materials 3.9 Real Estate 1.5 Utilities 0.8 Common Stocks 98.9 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 87.9 Canada 2.5 Taiwan 2.5 Korea (South) 1.9 United Kingdom 1.6 Brazil 1.6 Germany 0.9 Australia 0.5 Netherlands 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 2.5 Taiwan - 2.5 Korea (South) - 1.9 United Kingdom - 1.6 Brazil - 1.6 Germany - 0.9 Australia - 0.5 Netherlands - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.4 Amazon.com Inc 6.6 Alphabet Inc Class A 4.9 Microsoft Corp 3.3 Apple Inc 3.2 Western Digital Corp 2.9 Meta Platforms Inc Class A 2.9 Alphabet Inc Class C 2.7 Seagate Technology Holdings PLC 2.4 Allison Transmission Holdings Inc 2.1 39.4
Fidelity Advisor Focused Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class A
Trading Symbol	FSFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 4,956,008,226
Holdings Count | shares	43
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.7 Industrials 14.5 Communication Services 11.0 Consumer Discretionary 10.9 Health Care 7.4 Financials 7.1 Materials 3.0 Energy 2.5 Utilities 0.5 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.9 Taiwan 4.9 Switzerland 3.7 Canada 2.5 Finland 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Taiwan - 4.9 Switzerland - 3.7 Canada - 2.5 Finland - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 9.5 NVIDIA Corp 8.0 Western Digital Corp 7.4 Amazon.com Inc 5.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Eli Lilly & Co 4.3 Cummins Inc 4.1 TE Connectivity PLC 3.7 Intel Corp 3.5 Corning Inc 3.2 54.4
Fidelity Advisor Focused Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class M
Trading Symbol	FSFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.33%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%
Net Assets	$ 4,956,008,226
Holdings Count | shares	43
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.7 Industrials 14.5 Communication Services 11.0 Consumer Discretionary 10.9 Health Care 7.4 Financials 7.1 Materials 3.0 Energy 2.5 Utilities 0.5 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.9 Taiwan 4.9 Switzerland 3.7 Canada 2.5 Finland 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Taiwan - 4.9 Switzerland - 3.7 Canada - 2.5 Finland - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 9.5 NVIDIA Corp 8.0 Western Digital Corp 7.4 Amazon.com Inc 5.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Eli Lilly & Co 4.3 Cummins Inc 4.1 TE Connectivity PLC 3.7 Intel Corp 3.5 Corning Inc 3.2 54.4
Fidelity Advisor Focused Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class C
Trading Symbol	FSFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 97	1.84%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.84%
Net Assets	$ 4,956,008,226
Holdings Count | shares	43
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.7 Industrials 14.5 Communication Services 11.0 Consumer Discretionary 10.9 Health Care 7.4 Financials 7.1 Materials 3.0 Energy 2.5 Utilities 0.5 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.9 Taiwan 4.9 Switzerland 3.7 Canada 2.5 Finland 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Taiwan - 4.9 Switzerland - 3.7 Canada - 2.5 Finland - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 9.5 NVIDIA Corp 8.0 Western Digital Corp 7.4 Amazon.com Inc 5.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Eli Lilly & Co 4.3 Cummins Inc 4.1 TE Connectivity PLC 3.7 Intel Corp 3.5 Corning Inc 3.2 54.4
Fidelity Advisor Focused Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class I
Trading Symbol	FSFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 4,956,008,226
Holdings Count | shares	43
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.7 Industrials 14.5 Communication Services 11.0 Consumer Discretionary 10.9 Health Care 7.4 Financials 7.1 Materials 3.0 Energy 2.5 Utilities 0.5 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.9 Taiwan 4.9 Switzerland 3.7 Canada 2.5 Finland 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Taiwan - 4.9 Switzerland - 3.7 Canada - 2.5 Finland - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 9.5 NVIDIA Corp 8.0 Western Digital Corp 7.4 Amazon.com Inc 5.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Eli Lilly & Co 4.3 Cummins Inc 4.1 TE Connectivity PLC 3.7 Intel Corp 3.5 Corning Inc 3.2 54.4
Fidelity Advisor Focused Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class Z
Trading Symbol	FSFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 4,956,008,226
Holdings Count | shares	43
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,956,008,226
Number of Holdings	43
Portfolio Turnover	133%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.7 Industrials 14.5 Communication Services 11.0 Consumer Discretionary 10.9 Health Care 7.4 Financials 7.1 Materials 3.0 Energy 2.5 Utilities 0.5 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.9 Taiwan 4.9 Switzerland 3.7 Canada 2.5 Finland 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Taiwan - 4.9 Switzerland - 3.7 Canada - 2.5 Finland - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 9.5 NVIDIA Corp 8.0 Western Digital Corp 7.4 Amazon.com Inc 5.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Eli Lilly & Co 4.3 Cummins Inc 4.1 TE Connectivity PLC 3.7 Intel Corp 3.5 Corning Inc 3.2 54.4